Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Accounting Policies

The complete summary of significant accounting policies is included in Note 2, Summary of Significant Accounting Policies, of the Notes to Consolidated Financial Statements in "Item 8. Financial Statements and Supplementary Data" in our 2012 Form 10-K.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets, and other long-lived assets; legal contingencies; guarantee obligations; indemnifications; assumptions used in retirement benefits; income taxes; and vendor and customer rebates, among others. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. We adjust such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in these estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

Vendor and Customer Rebates and Allowances

We receive rebates and allowances from our vendors under a number of different programs, including vendor marketing programs. At June 30, 2013, and December 31, 2012, we had $4.0 million and $4.1 million, respectively, of vendor rebates and allowances recorded in "Receivables, Other" on our Consolidated Balance Sheets. Rebates and allowances received from our vendors are recognized as a reduction of "Materials, labor, and other operating expenses (excluding depreciation)" when the product is sold, unless the rebates and allowances are linked to a specific incremental cost to sell a vendor's product. Amounts received from vendors that are linked to specific selling and distribution expenses are recognized as a reduction of "Selling and distribution expenses" in the period the expense is incurred.

We also provide rebates to our customers and our customers' customers based on the volume of their purchases. We provide the rebates to increase the sell-through of our products. The rebates are recorded as a decrease in "Sales." At June 30, 2013, and December 31, 2012, we had $21.2 million and $19.7 million, respectively, of rebates payable to our customers recorded in "Accrued liabilities, Other" on our Consolidated Balance Sheets.

Leases

We lease a portion of our distribution centers as well as other property and equipment under operating leases. For purposes of determining straight-line rent expense, the lease term is calculated from the date we first take possession of the facility, including any periods of free rent and any renewal option periods we are reasonably assured of exercising. Rental expense for operating leases was $3.7 million and $3.6 million for the three months ended June 30, 2013 and 2012, respectively, and $7.3 million and $7.2 million for the six months ended June 30, 2013 and 2012, respectively. Sublease rental income was not material in any of the periods presented.

Inventories

Inventories included the following (work in process was not material):

	June 30, 2013	December 31, 2012
	(thousands)
Finished goods and work in process	$316,605	$267,115
Logs	29,517	37,273
Other raw materials and supplies	22,228	21,418
	$368,350	$325,806

Property and Equipment

Property and equipment consisted of the following asset classes:

	June 30, 2013	December 31, 2012
	(thousands)
Land	$34,992	$35,662
Buildings	88,818	88,129
Improvements	34,731	34,526
Office equipment and vehicles	85,954	80,857
Machinery and equipment	271,166	264,084
Construction in progress	9,928	11,176
	525,589	514,434
Less accumulated depreciation	(264,280)	(248,510)
	$261,309	$265,924

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy under U.S. generally accepted accounting principles (GAAP) gives the highest priority to quoted market prices (Level 1) and the lowest priority to unobservable inputs (Level 3). In general, and where applicable, we use quoted prices in active markets for identical assets or liabilities to determine fair value (Level 1). If quoted prices in active markets for identical assets or liabilities are not available to determine fair value, we use quoted prices for similar assets and liabilities or inputs that are observable either directly or indirectly (Level 2). If quoted prices for identical or similar assets are not available or are unobservable, we may use internally developed valuation models, whose inputs include bid prices, and third-party valuations utilizing underlying asset assumptions (Level 3).

Financial Instruments

Our financial instruments are cash and cash equivalents, accounts receivable, accounts payable, and long-term debt. Our cash is recorded at cost, which approximates fair value, and our cash equivalents are money market funds measured at fair value. As of June 30, 2013, and December 31, 2012, we held $176.8 million and $10.6 million, respectively, in money market funds that are measured at fair value on a recurring basis using Level 1 inputs. The recorded values of accounts receivable and accounts payable approximate fair values based on their short-term nature. At June 30, 2013, the book value of our fixed-rate debt was $250.0 million, and the fair value was estimated to be $253.8 million. The difference between the book value and the fair value is derived from the difference between the period-end market interest rate and the stated rate of our fixed-rate, long-term debt. We estimated the fair value based on quoted market prices for our debt (Level 1 measurement).

Concentration of Credit Risk

We are exposed to credit risk related to customer accounts receivable. In order to manage credit risk, we consider customer concentrations and current economic trends and monitor the creditworthiness of significant customers based on ongoing credit evaluations. At June 30, 2013, and December 31, 2012, the receivables from a single customer accounted for approximately 16% and 14%, respectively, of total receivables. No other customer accounted for 10% or more of total receivables.

New and Recently Adopted Accounting Standards

In July 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (Topic 740). This ASU requires that liabilities related to unrecognized tax benefits offset deferred tax assets for net operating loss carry forwards, a similar tax loss or a tax credit carry forward (Carryforward), if such settlement is required or expected in the event the uncertain tax position is disallowed. In situations in which a Carryforward cannot be used or the deferred tax asset is not intended to be used for such purpose, the unrecognized tax benefit should be recorded as a liability and should not offset deferred tax assets.  The guidance is effective for annual and interim reporting periods beginning after December 15, 2013. We are currently evaluating the effect, if any, the adoption of this standard will have on our financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires entities to disclose additional information about changes in and significant items reclassified out of accumulated other comprehensive income. We adopted the provisions of this guidance January 1, 2013, and it had no effect on our financial position and results of operations. For additional information, see Note 8, Stockholders' Equity.

In July 2012, the FASB issued ASU 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, which gives entities the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. We adopted the provisions of this guidance January 1, 2013, and it had no effect on our financial position and results of operations.

There were no other accounting standards recently issued that had or are expected to have a material impact on our consolidated financial statements and associated disclosures.

Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of Boise Cascade and its subsidiaries. Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets, and other long-lived assets; legal contingencies; guarantee obligations; indemnifications; assumptions used in retirement benefits; and vendor and customer rebates, among others. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. We adjust such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in these estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

Revenue Recognition

We recognize revenue when the following criteria are met: persuasive evidence of an agreement exists, delivery has occurred or services have been rendered, our price to the buyer is fixed or determinable, and collectibility is reasonably assured. Delivery is not considered to have occurred until the customer takes title and assumes the risks and rewards of ownership. The timing of revenue recognition is dependent on shipping terms. Revenue is recorded at the time of shipment for terms designated free on board (fob) shipping point. For sales transactions designated fob destination, revenue is recorded when the product is delivered to the customer's delivery site. Fees for shipping and handling charged to customers for sales transactions are included in "Sales." For our Wood Products segment, costs related to shipping and handling are included in "Materials, labor, and other operating expenses (excluding depreciation)." In our Wood Products segment, we view our shipping and handling costs as a cost of the manufacturing process and the movement of product to our end customers.
For our Building Materials Distribution segment, costs related to shipping and handling of $89.3 million, $79.9 million, and $77.9 million are included primarily in "Selling and distribution expenses" for the years ended December 31, 2012, 2011, and 2010, respectively. In our Building Materials Distribution segment, our activities relate to the purchase and resale of finished product, and excluding shipping and handling costs from “Materials, labor, and other operating expenses (excluding depreciation)” provides us a clearer view of our operating performance and the effectiveness of our sales and purchasing functions. We present sales taxes collected from customers and remitted to governmental authorities on a net basis in our Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash equivalents consist of short-term investments that have a maturity of three months or less at the date of purchase. At December 31, 2012 and 2011, the majority of our cash and cash equivalents were invested in money market funds that are broadly diversified and invest in high-quality, short-duration securities, including commercial paper, certificates of deposit, U.S. government agency securities, and similar instruments. We have significant amounts of cash and cash equivalents that are in excess of federally insured limits. Though we have not experienced any losses on our cash and cash equivalents to date and we do not anticipate incurring any losses, we cannot be assured that we will not experience losses on our cash and cash equivalents.

Trade Accounts Receivables and Allowance for Doubtful Accounts

Trade accounts receivable are stated at the amount we expect to collect. Trade accounts receivable do not bear interest. We make ongoing estimates relating to the collectibility of our accounts receivable and maintain a reserve for estimated losses resulting from the inability of our customers to meet their financial obligations to us. At December 31, 2012 and 2011, we had $2.7 million and $2.1 million, respectively, recorded as allowances for doubtful accounts. In determining the amount of the reserve, we consider our historical level of credit losses, customer concentrations, current economic trends, and changes in customer creditworthiness. Our sales are principally to customers in the building products industry located in the United States and Canada. A significant portion of our sales are concentrated with a relatively small number of customers. In 2012, our top ten customers represented approximately 29% of sales. In order to manage credit risk, we consider customer concentrations and current economic trends and monitor the creditworthiness of significant customers based on ongoing credit evaluations. At both December 31, 2012 and 2011, receivables from a single customer accounted for approximately 14% of total receivables. No other customer accounted for 10% or more of total receivables. Adjustments to the valuation allowance are charged to income. Trade accounts receivable balances that remain outstanding after we have used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to accounts receivable.

The low level of new residential construction in the U.S. and more restrictive lending standards have affected the ability of our customers and our customers' customers to fund their operations, which makes it difficult for us to estimate future credit losses. Although we have not experienced material credit losses in recent years, our actual future losses from uncollectible accounts may differ materially from our current estimates. As additional information becomes known, we may change our estimates. In the event we determine that a change in the reserve is appropriate, we will record a charge to "Selling and distribution expenses" in our Consolidated Statements of Operations in the period we make such a determination.

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy under U.S. generally accepted accounting principles (GAAP) gives the highest priority to quoted market prices (Level 1) and the lowest priority to unobservable inputs (Level 3). In general, and where applicable, we use quoted prices in active markets for identical assets or liabilities to determine fair value (Level 1). If quoted prices in active markets for identical assets or liabilities are not available to determine fair value, we use quoted prices for similar assets and liabilities or inputs that are observable either directly or indirectly (Level 2). If quoted prices for identical or similar assets are not available or are unobservable, we may use internally developed valuation models, whose inputs include bid prices, and third-party valuations utilizing underlying asset assumptions (Level 3). See Note 11, Retirement and Benefit Plans, for the fair value measurements of our defined benefit plans' assets.

Financial Instruments

Our financial instruments are cash and cash equivalents, accounts receivable, accounts payable, and long-term debt. Our cash is recorded at cost, which approximates fair value, and our cash equivalents are money market funds measured at fair value. As of December 31, 2012 and 2011, we held $10.6 million and $164.6 million, respectively, in money market funds that are measured at fair value on a recurring basis using Level 1 inputs. The recorded values of accounts receivable and accounts payable approximate fair values based on their short-term nature. At December 31, 2012, the book value of our fixed-rate debt was $250.0 million, and the fair value was estimated to be $251.6 million. The difference between the book value and the fair value is derived from the difference between the period-end market interest rate and the stated rate of our fixed-rate, long-term debt. We estimated the fair value based on quoted market prices for similar traded debt (Level 2 measurement). The interest rate on our revolving credit facility is based on market conditions such as the London Interbank Offered Rate (LIBOR) or a base rate. Because the interest rate on the revolving credit facility is based on current market conditions, we believe that the estimated fair value of the outstanding balance on our revolving credit facility approximates book value.

We are exposed to financial risks such as changes in interest rates, foreign currency exchange rates, and commodity price risk. We employ a variety of practices to manage these risks, including operating and financing activities and, where deemed appropriate, the use of derivative instruments. During the years ended December 31, 2012 and 2011, we had no derivative instruments.

Vendor and Customer Rebates and Allowances

We receive rebates and allowances from our vendors under a number of different programs, including vendor marketing programs. At December 31, 2012 and 2011, we had $4.1 million and $2.8 million, respectively, of vendor rebates and allowances recorded in "Receivables, Other" on the Consolidated Balance Sheets. Rebates and allowances received from our vendors are recognized as a reduction of "Materials, labor, and other operating expenses (excluding depreciation)" when the product is sold, unless the rebates and allowances are linked to a specific incremental cost to sell a vendor's product. Amounts received from vendors that are linked to specific selling and distribution expenses are recognized as a reduction of "Selling and distribution expenses" in the period the expense is incurred.

We also provide rebates to our customers and our customers' customers based on the volume of their purchases. We provide the rebates to increase the sell-through of our products. The rebates are recorded as a decrease in "Sales, Trade." At December 31, 2012 and 2011, we had $19.7 million and $15.6 million, respectively, of rebates payable to our customers recorded in "Accrued liabilities, Other" on our Consolidated Balance Sheets.

Foreign Currency
The functional currency for our operations outside the United States is the U.S. dollar. Nonmonetary assets and liabilities and related depreciation and amortization for these foreign operations are remeasured into U.S. dollars using historical exchange rates. Monetary assets and liabilities are remeasured into U.S. dollars using the exchange rates as of the Consolidated Balance Sheet date. Revenue and expense items are remeasured into U.S. dollars using an average exchange rate prevailing during the year.
Leases
We assess lease classification as either capital or operating at lease inception or upon modification. We lease a portion of our distribution centers as well as other property and equipment under operating leases. Substantially all lease agreements have fixed payment terms based on the passage of time. Some lease agreements provide us with the option to purchase the leased property. Additionally, some agreements contain renewal options generally ranging from two to five years, with fixed payment terms similar to those in the original lease agreements. For purposes of determining straight-line rent expense, the lease term is calculated from the date we first take possession of the facility, including any periods of free rent and any renewal option periods we are reasonably assured of exercising.
Inventory Valuation

Inventories are valued at the lower of cost or market. Cost is based on the first-in, first-out (FIFO) method of inventory valuation or average cost, which approximates the FIFO method. Manufactured inventories include costs for materials, labor, and factory overhead. Log inventories include costs to harvest and deliver the timber.

Inventories include the following (work in process is not material):

	December 31, 2012	December 31, 2011
	(thousands)
Finished goods and work in process	$267,115	$223,605
Logs	37,273	41,243
Other raw materials and supplies	21,418	19,130
	$325,806	$283,978

Property and Equipment

Property and equipment are recorded at cost. Cost includes expenditures for major improvements and replacements and the amount of interest cost associated with significant capital additions. For the years ended December 31, 2012, 2011, and 2010, we did not capitalize any interest. We expense all repair and maintenance costs as incurred. When property and equipment are retired, sold, or otherwise disposed of, the asset's carrying amount and related accumulated depreciation are removed from the accounts and any gain or loss is included in income (loss). We use the straight-line method of depreciation.

Property and equipment consisted of the following asset classes with the following general range of estimated useful lives:

	December 31, 2012	December 31, 2011	General Range of Estimated Useful Lives in Years
	(thousands)
Land	$35,662	$35,469
Buildings	88,129	84,510	20	-	40
Improvements	34,526	32,645	10	-	15
Office equipment and vehicles	80,857	74,349	3	-	7
Machinery and equipment	264,084	253,933	7	-	12
Construction in progress	11,176	5,812
	514,434	486,718
Less accumulated depreciation	(248,510)	(220,262)
	$265,924	$266,456

Long-Lived Asset Impairment

We review long-lived assets for impairment when events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. An impairment of long-lived assets exists when the carrying value is not recoverable through future undiscounted cash flows from operations and when the carrying value of an asset or asset group exceeds its fair value.

During fiscal 2011, long-lived assets with a net carrying amount of $2.5 million were written down to their fair value of $0.5 million, resulting in an impairment charge of $2.0 million. These impairment charges were measured at fair value using Level 3 inputs, including discounted cash flows and appraisals.
Goodwill and Intangible Assets

We maintain two reporting units for purposes of our goodwill impairment testing, Building Materials Distribution and Wood Products, which are the same as our operating segments discussed in Note 14, Segment Information. We test goodwill in each of our reporting units and intangible assets with indefinite lives for impairment annually in the fourth quarter or sooner if events or changes in circumstances indicate that the carrying value of the asset may exceed fair value.

We completed our annual assessment of goodwill in fourth quarter 2012 using a qualitative approach. The qualitative goodwill impairment assessment requires evaluating factors, based on the weight of evidence, to determine whether a reporting unit's carrying value would more likely than not exceed its fair value. As part of our goodwill qualitative testing process for each reporting unit, we evaluate various factors that are specific to the reporting unit as well as industry and macroeconomic factors in order to determine whether it is reasonably likely to have a material impact on the fair value of our reporting units. Examples of the factors that were considered include the results of the most recent quantitative impairment test, current and long-term forecasted financial results, changes in the discount rate between current and prior years, and operating strategy for each reporting unit. Based on the qualitative analysis performed in 2012, we concluded that there were no changes that were reasonably likely to cause the fair value of the reporting units to be less than the reporting units' carrying value and determined that there was no impairment of our goodwill. In the event we were to determine that a reporting unit's carrying value would more likely than not exceed its fair value, quantitative testing would be performed comparing carrying values to estimated fair values.

For our intangible asset impairment testing, we use a discounted cash flow approach, based on a relief from royalty method (Level 3 measurement). This method assumes that, through ownership of trademarks and trade names, we avoid royalty expenses associated with licensing, resulting in cost savings. An estimated royalty rate, determined as a percentage of the related net sales, is used to estimate the value of the intangible assets. Based on the impairment tests of our intangible assets with indefinite lives, we determined that the fair value of our intangible assets exceeds their carrying value.

See Note 8, Goodwill and Intangible Assets, for additional information.

Asset Retirement Obligations

We recognize our asset retirement obligations in the period in which they are incurred if sufficient information is available to reasonably estimate the fair value of the obligation. Fair value estimates are determined using Level 3 inputs in the fair value hierarchy. The fair values of our asset retirement obligations are measured using expected future cash outflows discounted using the company's credit-adjusted risk-free interest rate. When we record the liability, we capitalize the cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its settlement value, and the capitalized cost is depreciated over the useful life of the related asset. Upon settlement of the liability, we will recognize a gain or loss for any difference between the settlement amount and the liability recorded.

At December 31, 2012 and 2011, we had $0.3 million and $0.2 million, respectively, of asset retirement obligations recorded in "Other, Other long-term liabilities" on our Consolidated Balance Sheets. At December 31, 2012, these liabilities related primarily to landfill closure costs. The liabilities are based on the best estimate of current costs and are updated periodically to reflect current technology, laws and regulations, inflation, and other economic factors. We do not have any assets legally restricted for purposes of settling asset retirement obligations.

We have additional asset retirement obligations with indeterminate settlement dates. The fair value of these asset retirement obligations cannot be estimated due to the lack of sufficient information to estimate the settlement dates of the obligations. These asset retirement obligations include, for example, (i) removal and disposal of potentially hazardous materials on equipment and/or an operating facility if the equipment and/or facility were to undergo major maintenance, renovation, or demolition; (ii) retention ponds that may be required to be drained and/or cleaned if the related operating facility is closed; and (iii) storage sites or owned facilities for which removal and/or disposal of chemicals and other related materials are required if the operating facility is closed. We will recognize a liability in the period in which sufficient information becomes available to reasonably estimate the fair value of these obligations.

Pension and Other Postretirement Benefits

Several estimates and assumptions are required to record pension costs and liabilities, including discount rates, expected return on plan assets, expected rate of compensation increases, retirement and mortality rates, expected contributions, and other factors. We review and update these assumptions annually unless a plan curtailment or other event occurs requiring that we update the estimates on an interim basis. See Note 11, Retirement and Benefit Plans, for additional information related to our pension and other postretirement benefit plans. While we believe that the assumptions used to measure our pension and other postretirement obligations are reasonable, differences in actual experience or changes in assumptions may materially affect our pension and other postretirement obligations and future expense.

Deferred Software Costs

We defer internal-use software costs that benefit future years. These costs are amortized using the straight-line method over the expected life of the software, typically three to five years. "Other assets" in the Consolidated Balance Sheets includes $3.7 million and $4.6 million of deferred software costs at December 31, 2012 and 2011, respectively. For the years ended December 31, 2012, 2011, and 2010, amortization of deferred software costs was $1.2 million, $1.0 million, and $0.8 million, respectively.

Labor Concentration and Unions

As of December 31, 2012, we had approximately 4,560 employees. Approximately 30% of these employees work pursuant to collective bargaining agreements. As of December 31, 2012, we had ten collective bargaining agreements. Two agreements, covering 356 employees at our facility in Florien, Louisiana, and 273 employees at our facility in Oakdale, Louisiana, are set to expire on July 15, 2013. We expect these two agreements to be bargained together.

Self-Insurance

We are self-insured for certain losses related to workers' compensation and medical claims as well as general and auto liability. The expected ultimate costs for claims incurred are recognized as liabilities in the Consolidated Balance Sheets and are estimated based principally on an analysis of historical claims data and estimates of claims incurred but not reported. Losses are accrued and charged to operations when it is probable that a loss has been incurred and the amount can be reasonably estimated. We maintain third-party stop-loss insurance policies to cover these liability costs in excess of predetermined retained amounts. Costs related to the administration of the plans and related claims are expensed as incurred. At December 31, 2012 and 2011, self-insurance related liabilities of $7.2 million and $7.6 million were classified within "Accrued liabilities," and $10.0 million and $9.7 million were classified within "Other long-term liabilities" on our Consolidated Balance Sheets, respectively.

New and Recently Adopted Accounting Standards

In February 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires entities to disclose additional information about changes in and significant items reclassified out of accumulated other comprehensive income. The guidance is effective for annual and interim reporting periods beginning after December 15, 2012. We do not believe the adoption of this update will have a material effect on our consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite - Lived Intangible Assets for Impairment, which gives entities the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite‑lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite‑lived intangible asset is impaired, the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite‑lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. The amended guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. We do not believe the adoption of this guidance will have a material impact on our consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which gives entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of a reporting unit in step 1 of the goodwill impairment test. If entities determine, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. Otherwise, further testing would not be needed. We adopted the provisions of this guidance January 1, 2012, and it had no effect on our financial position and results of operations. For additional information, see the Goodwill and Intangible Assets section of Note 2 above.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which amends current comprehensive income guidance. This accounting update eliminates the option to present the components of other comprehensive income as part of the statement of equity, among other amendments. Instead, the company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. We adopted this guidance retrospectively as of January 1, 2012, by adding the Consolidated Statements of Comprehensive Income (Loss) to our consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). This ASU was issued to provide largely identical guidance about fair value measurement and disclosure requirements for entities that disclose the fair value of an asset, a liability, or an instrument classified in shareholders' equity in their consolidated financial statements as that provided in the International Accounting Standards Board's new IFRS 13, Fair Value Measurement. This ASU does not extend the use of fair value but, rather, provides guidance about how fair value should be applied where it already is required or permitted under GAAP. We adopted the provisions of ASU 2011-04 on January 1, 2012. The adoption of this guidance did not have a material effect on our financial statement disclosures.

There were no other accounting standards recently issued that had or are expected to have a material impact on our consolidated financial statements and associated disclosures.

Reclassifications

Certain amounts in prior years' consolidated financial statements have been reclassified to conform with the current year's presentation, none of which were considered material.

Southeast Operations
Summary of Significant Accounting Policies

NOTE 2—Summary of Significant Accounting Policies

Fiscal Accounting Year

        In 2012, the Southeast Operations adopted a 52/53 week fiscal year. The new fiscal year will end on the Sunday nearest December 31 of each year. For 2012, the year began on January 1, 2012 and ended on December 30, 2012. The change in fiscal accounting year has no material impact on the comparability of the combined statement of assets and liabilities.

Use of Estimates

        The preparation of the combined financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates consist primarily of the allowance for doubtful accounts, accrued expenses, contingencies, and the useful lives and valuation of long-lived assets, including machinery and equipment. The Southeast Operations bases its estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances at the time. Actual amounts could differ from estimates under different assumptions or conditions.

Cash and Cash Equivalents

        The Parent processes all cash receipts and disbursements for the Southeast Operations with an offsetting entry to the Parent's investment in the Southeast Operations. As a result, no cash is presented on the combined statements of assets and liabilities.

Trade Accounts Receivable

        Trade accounts receivable are stated at amounts believed by management to be net realizable value, net of estimated cash discounts based on payment terms. Credit is extended to customers based on an evaluation of credit reports, payment practices and, in most cases, financial condition. The Southeast Operations provides for doubtful accounts based upon past history and considers economic circumstances surrounding particular customers. During 2012, the Southeast Operations incurred $0.2 million of bad debt expense. For the six months ended June 30, 2013, $30 thousand of bad debt expense was incurred. The Southeast Operations writes off accounts receivable when it becomes apparent the amounts will not be collected. The allowance for doubtful accounts was $0.5 million at December 31, 2011 and $0.7 million at December 30, 2012. As of June 30, 2013, the allowance for doubtful accounts was $0.6 million. Accounts receivable are considered past due when payment has not been received within the standard payment terms.

        On December 31, 2011, no customers exceeded 10% of the combined accounts receivable balance. On December 30, 2012, one customer accounted for 25% of the combined accounts receivable balance. On June 30, 2013, one customer accounted for 20% of the combined accounts receivable balance.

Inventories

        Inventories are recorded at the lower of average cost or market and include all costs directly associated with the production process: materials, labor and production overhead.

Property, Plant and Equipment

        Property, plant and equipment is recorded at cost, less accumulated depreciation. Leased capitalized land improvements are amortized over the term of the lease or estimated life, whichever is shorter. Improvements and replacements of assets are capitalized, while maintenance costs are expensed. Depreciation is provided at rates based on the estimated useful lives of the assets using the straight-line method as follows:

Years
Buildings	25
Land improvements	Shorter of 20 years or the remaining lease term
Machinery and equipment	7
Office furniture and fixtures	7
Computer equipment	3

Impairment of Long-Lived Assets

        Southeast Operations examines the carrying value of its long-lived assets to determine whether there are any potential impairment losses. If indicators of impairment were present for assets used in operations and undiscounted future cash flows were not expected to be sufficient to recover the assets carrying amount, an impairment loss would be charged to expense in the period identified. An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Revenue Recognition and Shipping and Handling Expenses

        Revenues are recognized upon shipment when persuasive evidence of an arrangement exists, the sales price is fixed and determinable, and the customer takes title and assumes the risks and rewards of ownership. Shipping and handling revenues are included as a component of revenues and shipping and handling expenses are included in cost of goods sold. Sales of residuals or by-products are also included as a component of revenues.

Income Taxes

        No provision has been made for federal or state income taxes since the Parent's consolidated net income or loss (subject to certain limitations) is allocated directly to its members and the Southeast Operations are treated as disregarded entities.

        Subsequent events have been evaluated through May 9, 2013, which is the date the audited financial statements were issued. Subsequent events have been evaluated through September 27, 2013, which is the date the six-month interim financial statements were issued.